INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7%
	BANKING - 3.7%
18,952	Capital City Bank Group, Inc.	$ 578,226
4,140	Credicorp Ltd.	585,520
17,326	Home Bancorp, Inc.	565,867
16,100	KB Financial Group, Inc. - ADR	649,957
		2,379,570
	BIOTECH & PHARMA - 6.0%
154,008	ADMA Biologics, Inc.(a)	592,931
3,036	Alnylam Pharmaceuticals, Inc.(a)	600,582
27,876	Collegium Pharmaceutical, Inc.(a)	652,856
10,396	Dr Reddy's Laboratories Ltd. - ADR	706,720
32,292	Exelixis, Inc.(a)	723,017
14,168	PTC Therapeutics, Inc.(a)	559,636
		3,835,742
	CHEMICALS - 0.9%
11,907	Haynes International, Inc.	581,181

	CONSTRUCTION MATERIALS - 1.1%
11,684	CRH plc - ADR	672,648

	CONSUMER SERVICES - 1.0%
14,729	Matthews International Corporation, Class A	621,269

	CONTAINERS & PACKAGING - 0.8%
23,644	Graphic Packaging Holding Company	525,843

	E-COMMERCE DISCRETIONARY - 1.9%
502	MercadoLibre, Inc.(a)	688,925
33,593	Vipshop Holdings Ltd. - ADR(a)	530,433
		1,219,358
	ELECTRIC UTILITIES - 1.1%
15,916	Pampa Energia S.A. - ADR(a)	725,133

	ELECTRICAL EQUIPMENT - 4.4%
51,704	LSI Industries, Inc.	814,338

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRICAL EQUIPMENT - 4.4% (Continued)
12,788	nVent Electric PLC	$ 723,034
23,000	SMART Global Holdings, Inc.(a)	594,090
3,496	Watts Water Technologies, Inc., Class A	659,940
		2,791,402
	ENGINEERING & CONSTRUCTION - 1.0%
4,600	MYR Group, Inc.(a)	653,522

	FOOD - 2.1%
63,480	Adecoagro S.A.	728,751
5,796	Ingredion, Inc.	596,466
		1,325,217
	GAS & WATER UTILITIES - 1.1%
27,232	Consolidated Water Company Ltd.	725,460

	HEALTH CARE FACILITIES & SERVICES - 4.3%
6,532	Ensign Group, Inc. (The)	654,637
9,844	HealthEquity, Inc.(a)	664,962
2,792	Medpace Holdings, Inc.(a)	754,594
2,172	Molina Healthcare, Inc.(a)	673,581
		2,747,774
	HOME CONSTRUCTION - 2.1%
5,336	DR Horton, Inc.	635,091
8,372	PulteGroup, Inc.	687,006
		1,322,097
	HOUSEHOLD PRODUCTS - 1.0%
18,308	Energizer Holdings, Inc.	628,880

	INDUSTRIAL SUPPORT SERVICES - 2.1%
1,502	United Rentals, Inc.	715,763
1,656	Watsco, Inc.	603,695
		1,319,458
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
7,636	Interactive Brokers Group, Inc., Class A	695,487

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 4.6%
43,056	Ambac Financial Group, Inc.(a)	$ 554,561
8,740	Arch Capital Group Ltd.(a)	671,756
3,128	Primerica, Inc.	628,603
4,266	Reinsurance Group of America, Inc.	591,353
37,536	Universal Insurance Holdings, Inc.	475,206
		2,921,479
	LEISURE FACILITIES & SERVICES - 1.9%
65,964	Arcos Dorados Holdings, Inc., Class A	651,065
10,396	Yum China Holdings, Inc.	558,161
		1,209,226
	LEISURE PRODUCTS - 1.0%
6,348	Thor Industries, Inc.	665,397

	MACHINERY - 2.2%
2,484	Caterpillar, Inc.	698,327
1,656	Parker-Hannifin Corporation	690,386
		1,388,713
	MEDICAL EQUIPMENT & DEVICES - 1.8%
7,360	Haemonetics Corporation(a)	660,413
6,900	Lantheus Holdings, Inc.(a)	472,236
		1,132,649
	METALS & MINING - 0.8%
40,756	Gold Fields Ltd. - ADR	514,748

	OIL & GAS PRODUCERS - 6.3%
11,040	Canadian Natural Resources Ltd.	714,178
36,248	Cenovus Energy, Inc.	722,422
21,528	Eni SpA - ADR	666,508
5,520	EOG Resources, Inc.	709,982
74,056	Evolution Petroleum Corporation	626,514
167,164	Ultrapar Participacoes S.A. - ADR	608,477
		4,048,081

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
12,788	Schlumberger Ltd	$ 753,980

	RENEWABLE ENERGY - 0.5%
2,208	SolarEdge Technologies, Inc.(a)	358,955

	RETAIL - DISCRETIONARY - 4.0%
2,693	Asbury Automotive Group, Inc.(a)	619,390
2,944	Avis Budget Group, Inc.(a)	628,220
5,008	Builders FirstSource, Inc.(a)	726,360
3,772	Genuine Parts Company	579,870
		2,553,840
	SEMICONDUCTORS - 8.7%
701	Broadcom, Inc.	646,946
6,624	Diodes, Inc.(a)	542,174
1,288	KLA Corporation	646,409
7,176	Microchip Technology, Inc.	587,284
3,128	NXP Semiconductors N.V.	643,492
6,716	ON Semiconductor Corporation(a)	661,257
26,128	Photronics, Inc.(a)	620,801
12,328	STMicroelectronics N.V. - ADR	582,621
22,264	Vishay Intertechnology, Inc.	610,924
		5,541,908
	SOFTWARE - 4.7%
16,100	Digi International, Inc.(a)	537,418
81,384	Immersion Corporation	571,316
20,608	Nutanix, Inc., Class A(a)	640,909
14,720	Open Text Corporation	592,627
6,900	Wix.com Ltd.(a)	681,513
		3,023,783
	SPECIALTY FINANCE - 5.8%
10,028	AerCap Holdings N.V.(a)	616,923
14,339	Atlanticus Holdings Corporation(a)	500,431
11,868	Enova International, Inc.(a)	598,741
13,616	Essent Group Ltd.	683,796

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SPECIALTY FINANCE - 5.8% (Continued)
72,956	EZCORP, Inc., Class A(a)	$ 613,560
40,204	MGIC Investment Corporation	706,785
		3,720,236
	STEEL - 3.1%
4,048	Nucor Corporation	696,660
2,392	Reliance Steel & Aluminum Company	681,624
5,796	Steel Dynamics, Inc.	617,796
		1,996,080
	TECHNOLOGY HARDWARE - 6.7%
3,772	Arista Networks, Inc.(a)	736,408
44,712	Celestica, Inc.(a)	1,042,236
24,932	Extreme Networks, Inc.(a)	684,383
5,888	Jabil, Inc.	673,705
2,526	Super Micro Computer, Inc.(a)	694,852
15,088	ViaSat, Inc.(a)	418,541
		4,250,125
	TECHNOLOGY SERVICES - 2.8%
6,373	Amdocs Ltd.	568,472
1,730	Gartner, Inc.(a)	604,946
7,268	MAXIMUS, Inc.	587,400
		1,760,818
	TELECOMMUNICATIONS - 1.0%
35,420	EchoStar Corporation, Class A(a)	615,600

	TRANSPORTATION & LOGISTICS - 3.8%
48,300	Ardmore Shipping Corporation	600,852
25,024	Dorian, L.P.G Ltd.	645,619
5,152	Expeditors International of Washington, Inc.	601,290
5,796	Ryanair Holdings plc - ADR(a)	575,253
		2,423,014
	TRANSPORTATION EQUIPMENT - 1.0%
7,820	PACCAR, Inc.	643,508

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	WHOLESALE - DISCRETIONARY - 2.1%
14,168	Copart, Inc.(a)	$ 635,151
11,040	ePlus, Inc.(a)	732,836
		1,367,987

	TOTAL COMMON STOCKS (Cost $57,456,948)	63,660,168

	TOTAL INVESTMENTS - 99.7% (Cost $57,456,948)	$ 63,660,168
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	177,231
	NET ASSETS - 100.0%	$ 63,837,399

ADR	- American Depositary Receipt
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
S.A.	- Société Anonyme
(a)	Non-income producing security.